Total Equity - Schedule of Dividends Paid (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2019 CLP ($) item $ / shares
Provisional | 2018 [Member]
Disclosure Of Dividends [Line Items]
Number | item	63
Type of Dividends	Provisional
Payment date	Jan. 26, 2018
Total amount | $	$ 40,485,044
Chilean Pesos per Share | $ / shares	$ 4.93614
Effecting the year	2017
Provisional | 2019 [Member]
Disclosure Of Dividends [Line Items]
Number | item	65
Type of Dividends	Provisional
Payment date	Jan. 11, 2019
Total amount | $	$ 91,823,319
Chilean Pesos per Share | $ / shares	$ 11.19557
Effecting the year	2018
Provisional | 2020 [Member]
Disclosure Of Dividends [Line Items]
Number | item	67
Type of Dividends	Provisional
Payment date	Jan. 24, 2020
Total amount | $	$ 19,343,307
Chilean Pesos per Share | $ / shares	$ 2.35844
Effecting the year	2019
Definitive | 2018 [Member]
Disclosure Of Dividends [Line Items]
Number | item	64
Type of Dividends	Definitive
Payment date	May 18, 2018
Total amount | $	$ 189,664,552
Chilean Pesos per Share | $ / shares	$ 23.12488
Effecting the year	2017
Definitive | 2019 [Member]
Disclosure Of Dividends [Line Items]
Number | item	66
Type of Dividends	Definitive
Payment date	May 17, 2019
Total amount | $	$ 93,594,353
Chilean Pesos per Share | $ / shares	$ 11.41150
Effecting the year	2018